PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	June 30,	December 31,
	2026	2025
	Unaudited	Audited
Cost:

Buildings and land	$84,538	$84,449
Computers, software and electronic equipment	79,585	76,603
Network equipment	44,293	43,884
Office furniture and equipment	4,564	4,364
Vehicles	284	294
Leasehold improvements	3,325	3,024
	216,589	212,618

Accumulated depreciation	(142,280)	(137,446)

Depreciated cost	$74,309	$75,172